UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--95.0%
               CONSUMER DISCRETIONARY--4.4%
    64,900     McDonald's Corp.                                                                  $   3,196,325
    82,800     TJX Cos., Inc.                                                                        2,524,572
                  TOTAL                                                                              5,720,897
               CONSUMER STAPLES--14.7%
    14,400     Altria Group, Inc.                                                                      999,504
    85,800     Archer-Daniels-Midland Co.                                                            2,891,460
    33,500     Coca-Cola Co.                                                                         1,801,630
    52,800     Kellogg Co.                                                                           2,900,304
    19,500     PepsiCo, Inc.                                                                         1,326,585
    66,600     Procter & Gamble Co.                                                                  4,349,646
    47,200     Wal-Mart Stores, Inc.                                                                 2,059,336
    65,800     Walgreen Co.                                                                          2,965,606
                  TOTAL                                                                             19,294,071
               ENERGY--10.9%
    22,700     Apache Corp.                                                                          1,756,526
    10,200     Baker Hughes, Inc.                                                                      855,372
    55,464     Exxon Mobil Corp.                                                                     4,754,929
    66,200   1 Nabors Industries Ltd.                                                                1,958,858
    44,100   1 Weatherford International Ltd.                                                        2,574,558
    44,800     XTO Energy, Inc.                                                                      2,435,328
                  TOTAL                                                                             14,335,571
               FINANCIALS--15.0%
    31,000     Ace Ltd.                                                                              1,790,560
    57,616     American International Group, Inc.                                                    3,802,656
    37,100     Bank of America Corp.                                                                 1,880,228
    80,100     Citigroup, Inc.                                                                       3,755,088
    16,100     J.P. Morgan Chase & Co.                                                                 716,772
    19,500     MetLife, Inc.                                                                         1,248,975
    44,600     Morgan Stanley                                                                        2,781,702
    55,200     U.S. Bancorp                                                                          1,785,720
    18,300     Wachovia Corp.                                                                          896,334
    27,700     Wells Fargo & Co.                                                                     1,012,158
                  TOTAL                                                                             19,670,193
               HEALTH CARE--13.1%
    49,500     Abbott Laboratories                                                                   2,569,545
    27,100     Cardinal Health, Inc.                                                                 1,853,098
    21,600   1 Express Scripts, Inc., Class A                                                        1,182,600
    25,400   1 Genentech, Inc.                                                                       1,900,174
    58,300     Merck & Co., Inc.                                                                     2,924,911
   107,200     Schering Plough Corp.                                                                 3,218,144
    36,600     Shire PLC, ADR                                                                        2,881,884
    13,800     Wyeth                                                                                   638,940
                  TOTAL                                                                             17,169,296
               INDUSTRIALS--12.1%
    21,800     3M Co.                                                                                1,983,582
    14,400     Deere & Co.                                                                           1,959,264
   104,700     General Electric Co.                                                                  4,069,689
    43,700     Raytheon Co.                                                                          2,680,558
    57,600   1 Shaw Group, Inc.                                                                      2,882,880
    60,000     Waste Management, Inc.                                                                2,260,200
                  TOTAL                                                                             15,836,173
               INFORMATION TECHNOLOGY--15.6%
   160,800   1 Cisco Systems, Inc.                                                                   5,132,736
   154,000   1 Corning, Inc.                                                                         3,598,980
    79,300     EMC Corp. Mass                                                                        1,559,038
    36,700     Hewlett-Packard Co.                                                                   1,811,145
    80,300     Microsoft Corp.                                                                       2,307,019
    65,700   1 Oracle Corp.                                                                          1,332,396
    52,100     Telefonaktiebolaget LM Ericsson, Class B, ADR                                         1,938,641
    81,200     Texas Instruments, Inc.                                                               2,780,288
                  TOTAL                                                                             20,460,243
               MATERIALS--3.2%
    32,600     Newmont Mining Corp.                                                                  1,377,676
    17,900     Praxair, Inc.                                                                         1,354,314
     5,300     Rio Tinto PLC, ADR                                                                    1,456,440
                  TOTAL                                                                              4,188,430
               TELECOMMUNICATION SERVICES--3.1%
    66,100     AT&T, Inc.                                                                            2,635,407
    32,500     Verizon Communications                                                                1,361,100
                  TOTAL                                                                              3,996,507
               UTILITIES--2.9%
    12,700     Entergy Corp.                                                                         1,315,974
    40,700     FirstEnergy Corp.                                                                     2,500,608
                  TOTAL                                                                              3,816,582
                  TOTAL COMMON STOCKS (IDENTIFIED COST $111,758,030)                               124,487,963
               MUTUAL FUND--6.6%
 8,582,837 2,3 Prime Value Obligations Fund, Institutional Shares, 5.33% (AT NET ASSET VALUE)        8,582,837
                  TOTAL INVESTMENTS-101.6%                                                       $ 133,070,800
                  (IDENTIFIED COST $120,340,867)4
                  OTHER ASSETS AND LIABILITIES-NET-(1.6%)                                          (2,099,232)
                  TOTAL NET ASSETS---100%                                                          130,971,568


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $120,340,867. The net unrealized appreciation of investments for federal tax purposes was $12,729,933. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,445,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,715,957.



Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT         VALUE IN
                                 U.S. DOLLARS

                      COMMON STOCKS--0.7%
                      TELECOMMUNICATIONS & CELLULAR--0.7%
            8,000   1 Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $4,960,000)               $   2,800,000
                      CORPORATE BONDS--29.0%
                      AEROSPACE & DEFENSE--1.0%
  $     4,000,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                             3,915,200
                      BANKING--4.4%
        4,100,000 2,3 Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021                       4,311,791
        1,200,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015         1,074,000
        3,500,000     National Factoring Co., 1/3/2009                                                       3,473,750
        2,500,000 2,3 Turanalem Finance BV, Bank Guarantee, Series 144A, 8.50%, 2/10/2015                    2,275,000
        3,000,000 2,3 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                    2,670,000
        3,500,000 2,3 VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035                                    3,438,225
                         TOTAL                                                                              17,242,766
                      BROADCAST RADIO & TV--1.2%
        3,800,000     Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                                          4,506,040
                      CABLE & WIRELESS TELEVISION--0.9%
        3,681,446     Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013                                  3,626,224
                      CHEMICALS & PLASTICS--0.4%
        1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                             1,500,000
                      CONTAINER & GLASS PRODUCTS--2.0%
        5,400,000     Vitro SA, Note, 11.75%, 11/1/2013                                                      5,805,000
        2,000,000 2,3 Vitro SA, Series 144A, 9.125%, 2/1/2017                                                1,935,000
                         TOTAL                                                                               7,740,000
                      FOOD PRODUCTS--0.5%
        2,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                               2,015,000
                      HOTELS, MOTELS, INNS & CASINOS--0.6%
        2,500,000 2,3 Grupo Posadas SA de CV, Sr. Note, Series 144A, 8.75%, 10/4/2011                        2,512,500
                      METALS & MINING--1.9%
        3,350,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                     3,408,625
        3,850,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                 3,922,188
                         TOTAL                                                                               7,330,813
                      OIL & GAS--8.4%
       10,850,000 2,3 Gazprom, Note, Series 144A, 8.625%, 4/28/2034                                         13,383,475
        4,960,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                           5,661,592
        2,750,000 2,3 Gazprom, Series 144A, 5.03%, 2/25/2014                                                 3,529,843
        7,180,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017              7,215,900
        1,420,000 2,3 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                    1,384,500
        2,000,000 2,3 Transportadora de Gas de Sur SA, Series 144A, 7.875%, 5/14/2017                        1,745,000
                         TOTAL                                                                              32,920,310
                      SOVEREIGN--0.9%
        3,050,000     United Mexican States, Series A, MTN, 6.75%, 9/27/2034                                 3,327,855
                      STATE/PROVINCIAL--0.2%
    2,000,000,000 2,3 Bogota Distrio Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028                          845,803
                      STEEL--1.7%
        2,700,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015                         3,084,750
        3,200,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013              3,552,000
                         TOTAL                                                                               6,636,750
                      TELECOMMUNICATIONS & CELLULAR--3.6%
        9,500,000     America Movil SAB de CV, Bond, 9.00%, 1/15/2016                                          891,111
          791,000     Axtel SA, 11.00%, 12/15/2013                                                             850,325
        3,000,000 2,3 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                    3,052,500
        5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                 6,318,000
        3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                 2,914,500
                         TOTAL                                                                              14,026,436
                      UTILITIES--1.3%
        1,500,000 2,3 ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017                                1,545,000
        3,200,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.744%, 8/23/2011         3,488,000
                         TOTAL                                                                               5,033,000
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $111,498,437)                              113,178,697
                      GOVERNMENTS/AGENCIES--53.5%
                      SOVEREIGN--53.5%
        2,000,000     Argentina, Government of, Note, 0.00%, 12/15/2035                                        242,500
       18,633,370     Argentina, Government of, Note, 8.28%, 12/31/2033                                     16,024,697
           16,096     Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015                               12,890,861
        4,415,000     Brazil, Government of, 6.00%, 1/17/2017                                                4,403,963
        7,510,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                          9,199,750
        6,500,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                          7,179,250
    6,800,000,000     Colombia, Government of, 9.85%, 6/28/2027                                              2,882,015
        8,600,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                       9,141,800
        3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                     3,753,750
        1,750,000 2,3 Guatemala, Government of, Note, Series 144A, 9.25%, 8/1/2013                           1,986,250
        3,200,000 2,3 Indonesia, Government of, Series 144A, 8.50%, 10/12/2035                               3,576,000
           30,534     Letra Tesouro Nacional, 1/1/2008                                                      15,038,649
       84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                         7,707,179
       10,700,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                        10,619,750
        7,380,000     Philippines, Government of, 9.00%, 2/15/2013                                           8,247,150
        4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                          5,382,000
        3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                          4,009,688
        3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                    3,712,500
        5,400,000     Republic of Ecuador, 10.00%, 8/15/2030                                                 4,752,000
        2,198,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                      2,293,613
       22,138,750 2,3 Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030                          24,580,654
        7,510,000     Turkey, Government of, 10.00%, 2/15/2012                                               5,951,375
        8,320,000     Turkey, Government of, 6.875%, 3/17/2036                                               7,748,000
        6,650,000     Turkey, Government of, 7.00%, 9/26/2016                                                6,724,813
        5,650,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                          5,805,375
          600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                           632,160
        7,000,000     United Mexican States, Note, 5.625%, 1/15/2017                                         7,010,500
        3,600,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                        3,888,000
        3,500,000     Venezuela, Government of, Bond, 9.25%, 9/15/2027                                       3,473,750
       11,750,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                      10,093,838
                         TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $211,149,585)                         208,951,830
                      MUTUAL FUND--14.9%
       57,925,365   4 Prime Value Obligations Fund, Institutional Shares, 5.33%5 (AT NET ASSET VALUE)       57,925,365
                         TOTAL INVESTMENTS-98.1%                                                           382,855,892
                         (IDENTIFIED COST $385,533,387)6
                         OTHER ASSETS AND LIABILITIES-NET-1.9%                                               7,420,670
                         TOTAL NET ASSETS-100%                                                           $ 390,276,562


1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $102,271,408, which represented 26.2% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $102,271,408, which represented 26.2% of total net assets.

4    Affiliated company.

5    7-Day net yield.

6 At August 31, 2007, the cost of investments for federal tax purposes was $386,326,549. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments and swap contracts was $3,470,657. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,382,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,853,379.


At August 31, 2007, the Fund had outstanding foreign exchange contracts as follows:

SETTLEMENT  FOREIGN         IN EXCHANGE  CONTRACTS        UNREALIZED
DATE        CURRENCY            FOR      AT VALUE      APPRECIATION/
            UNITS TO                                  (DEPRECIATION)
            DELIVER/RECEIVE
CONTRACTS
PURCHASED:
9/5/2007    1,955,875          $992,830    $996,878           $4,048
            Brazilian Real
9/5/2007    39,375,000      $20,805,813 $20,057,392       $(748,421)
            Brazilian Real
9/5/2007    14,479,500       $7,000,000  $7,375,772         $375,772
            Brazilian Real
9/5/2007    24,895,500      $12,340,388 $12,681,620         $341,232
            Brazilian Real
9/14/2007   10,618,861 Euro $14,244,672 $14,474,797         $230,125
            Currency
9/14/2007   10,180,154 Euro $13,727,933 $13,876,786         $148,853
            Currency
9/14/2007   6,768,237 Euro   $9,163,851  $9,225,929          $62,078
            Currency
9/14/2007   10,296,174 Euro $14,077,447 $14,034,935        $(42,512)
            Currency
9/14/2007   1,607,122,200   $13,774,349 $13,907,149         $132,799
            Japanese Yen
9/14/2007   1,569,667,800   $13,655,222 $13,583,039        $(72,183)
            Japanese Yen
9/14/2007   1,052,515,046    $9,142,764  $9,107,884        $(34,880)
            Japanese Yen
9/14/2007   1,610,682,000   $13,877,413 $13,937,953          $60,540
            Japanese Yen
9/21/2007   77,059,200       $6,900,000  $6,977,677          $77,677
            Mexican Peso
9/28/2007   1,597,840,200   $13,753,735 $13,854,297         $100,562
            Japanese Yen

CONTRACTS
SOLD:
9/5/2007    19,687,500      $10,463,726 $10,028,696         $435,030
            Brazilian Real
9/5/2007    39,375,000      $20,496,070 $20,057,392         $438,678
            Brazilian Real
9/5/2007    1,955,875        $1,005,075    $996,312           $8,763
            Brazilian Real
9/5/2007    19,687,500      $10,500,000 $10,028,696         $471,304
            Brazilian Real
9/14/2007   472,482 Euro       $644,914    $644,050             $864
            Currency
9/14/2007   10,200,000 Euro $13,774,349 $13,903,838       $(129,489)
            Currency
9/14/2007   10,200,000 Euro $13,655,222 $13,903,838       $(248,616)
            Currency
9/14/2007   6,790,945 Euro   $9,142,765  $9,256,883       $(114,118)
            Currency
9/14/2007   10,200,000 Euro $13,877,414 $13,903,838        $(26,424)
            Currency
9/14/2007   1,607,122,200   $14,244,672 $13,907,149         $337,523
            Japanese Yen
9/14/2007   1,569,667,800   $13,727,933 $13,583,039         $144,894
            Japanese Yen
9/14/2007   1,052,515,046    $9,163,851  $9,107,884          $55,967
            Japanese Yen
9/14/2007   1,610,682,000   $14,077,447 $13,937,953         $139,494
            Japanese Yen
9/21/2007   77,059,200       $6,938,832  $6,977,677        $(38,845)
            Mexican Peso
9/24/2007   42,847,770      $21,000,000 $21,779,324       $(779,324)
            Brazilian Real
9/24/2007   2,987,700,000    $1,380,000  $1,375,461           $4,539
            Colombian Peso
9/24/2007   5,277,300,000    $2,450,000  $2,429,534          $20,466
            Colombian Peso
9/27/2007   26,367,000      $13,200,000 $13,397,662       $(197,662)
            Brazilian Real
9/28/2007   10,200,000 Euro $13,753,735 $13,912,744       $(159,009)
            Currency
10/2/2007   1,955,875          $986,321    $993,284         $(6,963)
            Brazilian Real
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS   $992,762


At August 31, 2007, the Fund had the following open swap contracts:
 CREDIT         REFERENCE  BUY/SELL PAY/RECEIVE EXPIRATION   NOTIONAL    UNREALIZED
 DEFAULT         ENTITY             FIXED RATE     DATE       AMOUNT    APPRECIATION/
 SWAP                                                                   (DEPRECIATION)
 COUNTERPARTY
               Government              1.58%                             $(323,872)
 Lehman        of Brazil,
 Brothers      12.25%,       Buy                 8/20/2012  $13,850,000
 International 3/6/2030
               Government              1.60%                             $(167,915)
 Lehman        of Brazil,
 Brothers      12.25%,       Buy                 8/20/2012  $6,925,000
 International 3/6/2030
               Republic of            0.300%                                 $3,163
 JP Morgan     Hungary
 Chase Bank    4.75%,        Buy                11/20/2011  $3,500,000
 N.A.          2/3/2015
 TOTAL UNREALIZED DEPRECIATION ON SWAP CONTRACTS                         $(488,624)

Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007